Segment and Geographical Information - Summary of Group's Operations based on reportable segments (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of operating segments [line items]
Revenues	$ 473,481	$ 491,125
Cost of revenues and operating expenses
Employee compensation and subcontractor costs	409,219	431,543
Tax credits	(9,121)	(8,467)
Licenses and telecommunications	13,383	13,915
Other expenses	12,361	15,910
Operating income (loss)	12,952	(4,742)
Head office general and administrative expenses	41,792	40,471
Business acquisition, integration and reorganization costs (recovery)	(1,234)	3,384
Foreign exchange loss (gain)	(258)	102
Operating income before depreciation, amortization and impairment	41,545	24,266
Depreciation and amortization	23,449	29,008
Impairment of goodwill	5,144	0
Contingent consideration adjustment	(5,567)	(3,827)
Operating segments
Disclosure of operating segments [line items]
Revenues	473,481	491,125
Cost of revenues and operating expenses
Employee compensation and subcontractor costs	378,863	403,753
Tax credits	(9,121)	(8,467)
Licenses and telecommunications	6,106	6,213
Other expenses	15,788	21,403
Cost of revenues and operating expenses	391,636	422,902
Operating income (loss)	81,845	68,223
Canada | Operating segments
Disclosure of operating segments [line items]
Revenues	251,902	277,544
Cost of revenues and operating expenses
Employee compensation and subcontractor costs	212,159	239,563
Tax credits	(8,968)	(7,851)
Licenses and telecommunications	1,004	1,216
Other expenses	7,368	11,703
Cost of revenues and operating expenses	211,563	244,631
Operating income (loss)	40,339	32,913
U.S. | Operating segments
Disclosure of operating segments [line items]
Revenues	200,515	192,493
Cost of revenues and operating expenses
Employee compensation and subcontractor costs	148,656	146,067
Tax credits	0	0
Licenses and telecommunications	4,891	4,894
Other expenses	7,271	8,702
Cost of revenues and operating expenses	160,818	159,663
Operating income (loss)	39,697	32,830
International | Operating segments
Disclosure of operating segments [line items]
Revenues	21,064	21,088
Cost of revenues and operating expenses
Employee compensation and subcontractor costs	18,048	18,123
Tax credits	(153)	(616)
Licenses and telecommunications	211	103
Other expenses	1,149	998
Cost of revenues and operating expenses	19,255	18,608
Operating income (loss)	$ 1,809	$ 2,480